Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended
	Oct. 01, 2021	Oct. 01, 2020	Feb. 24, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
General and Administrative Expenses [Member] | Board of Directors and Certain Employees [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense				$ 578	$ 951
Direct Voyage Expenses [Member] | Non-Employees [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense				11	$ 14
Restricted Stock [Member]
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares				$ 318		$ 181
Recognition period for unrecognized cost for non-vested shares				1 year 4 days
Restricted Stock [Member] | Awarded February 24, 2020 [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			156,250
Weighted average grant date fair value (in dollars per share)			$ 5.12
Vesting period				2 years
Shares vested (in shares)			52,084
Restricted Stock [Member] | Awarded February 24, 2020 [Member] | Plan [Member]
Equity Incentive Plan [Abstract]
Shares vested (in shares)	52,083	52,083
Restricted Stock [Member] | Awarded February 24, 2020 [Member] | Board of Directors [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			45,000
Restricted Stock [Member] | Awarded February 24, 2020 [Member] | Executive Officers [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			42,812
Restricted Stock [Member] | Awarded February 24, 2020 [Member] | Certain Other Non-Executive Employees [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			60,626
Restricted Stock [Member] | Awarded February 24, 2020 [Member] | Non-Employees [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			7,812